Trading Properties	12 Months Ended
Jun. 30, 2020
Trading properties [abstract]
Trading properties
11.	Trading properties

Changes in trading properties for the years ended June 30, 2020 and 2019 are as follows:

	Completed properties	Undeveloped sites	Total
As of June 30, 2018	2,477	303,818	306,295
Additions	-	15,977	15,977
Disposals (i)	(1,255)	-	(1,255)
Transfers	1,156	(97,529)	(96,373)
Impairment (Note 27)	-	(45,804)	(45,804)
As of June 30, 2019	2,378	176,462	178,840
Additions	-	15,263	15,263
Disposals (i)	(68)	(18,937)	(19,005)
Transfers	13,536	-	13,536
As of June 30, 2020	15,846	172,788	188,634

	Net book amount
Description	06.30.20	06.30.19	Date of acquisition
Undeveloped sites:
Air space Coto	34,386	52,926	Sep-97
Plot of land Córdoba	58,749	43,883	May-15
Residencial project Neuquén	79,655	79,655	May-06
Total undeveloped sites	172,790	176,464

Completed properties:
Condominios II	2,308	2,376	Nov-13
Beruti parking	13,536	-	Feb-20
Total completed properties	15,844	2,376
Total trading properties	188,634	178,840
Non-current	181,866	177,254
Current	6,768	1,586
Total	188,634	178,840

(i)	As of June 30, 2020 and 2019 the sales properties costs were charged to "Costs" in the Statements of Comprehensive Income. (Note 26)

During the fiscal years ended June 30, 2020 and 2019 no borrowing costs were capitalized.

None of the Group's trading properties have been mortgaged or otherwise restricted to secure Group's borrowings and other payables.